Significant Accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision for doubtful debt	$ 629,000	$ 373,000	$ 1,607,000
Depreciation method	straight-line
Useful life	25 years
Salvage value per light weight ton	$ 300	300
Revenue recognition method	straight line
Operating Lease, Right-of-Use Asset	$ 48,256,000	886,000
Operating Lease, Liability, Noncurrent	$ 48,256,000	886,000
Office Building [Member]
Operating Lease, Weighted Average Discount Rate, Percent	4.00%
Operating Lease, Right-of-Use Asset	$ 552,000	886,000
Operating Lease, Liability, Noncurrent	$ 552,000	886,000
Operating lease expense recognition method	straight line
Operating Lease, Weighted Average Remaining Lease Term	2 years 3 days
Operating lease expense	$ 501,000	461,000	$ 352,000
Charter In Vessels [Member]
Operating Lease, Weighted Average Discount Rate, Percent	3.00%
Operating Lease, Right-of-Use Asset	$ 47,704,000	0
Operating Lease, Liability, Noncurrent	$ 47,704,000	$ 0
Lessee, Operating Lease, Description	initial term of 12 months or less
Operating lease expense recognition method	straight line
Operating Lease, Weighted Average Remaining Lease Term	5 years 10 months 6 days